PAYDEN FUNDS

Payden High Income Fund – Investor Class

Supplement dated January 30, 2017 to the Prospectus dated February 29, 2016

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for the Payden High Income Fund relating to Payden & Rygel, the investment adviser to the Fund, under the section entitled “Management.”

MANAGEMENT:

Investment Adviser. Payden & Rygel is the Fund’s investment adviser.

Portfolio Manager. Jordan Lopez, Chartered Financial Analyst, is a Senior Vice President and portfolio manager. Mr. Lopez has been with Payden since 2004.

PAYDEN FUNDS

Payden High Income Fund – Adviser Class

Supplement dated January 30, 2017 to the Prospectus dated February 29, 2016

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for the Payden High Income Fund relating to Payden & Rygel, the investment adviser to the Fund, under the section entitled “Management.”

MANAGEMENT:

Investment Adviser. Payden & Rygel is the Fund’s investment adviser.

Portfolio Manager. Jordan Lopez, Chartered Financial Analyst, is a Senior Vice President and portfolio manager. Mr. Lopez has been with Payden since 2004.

PAYDEN FUNDS

Payden Floating Rate Fund – Investor Class

Supplement dated January 30, 2017 to the Prospectus dated February 29, 2016

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for the Payden Floating Rate Fund relating to Payden & Rygel, the investment adviser to the Fund, under the section entitled “Management.”

MANAGEMENT:

Investment Adviser. Payden & Rygel is the Fund’s investment adviser.

Portfolio Manager. Jordan Lopez, Chartered Financial Analyst, is a Senior Vice President and portfolio manager. Mr. Lopez has been with Payden since 2004.

PAYDEN FUNDS

Payden Floating Rate Fund – Adviser Class

Supplement dated January 30, 2017 to the Prospectus dated February 29, 2016

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for the Payden Floating Rate Fund relating to Payden & Rygel, the investment adviser to the Fund, under the section entitled “Management.”

MANAGEMENT:

Investment Adviser. Payden & Rygel is the Fund’s investment adviser.

Portfolio Manager. Jordan Lopez, Chartered Financial Analyst, is a Senior Vice President and portfolio manager. Mr. Lopez has been with Payden since 2004.

PAYDEN FUNDS

Payden Floating Rate Fund – SI Class

Supplement dated January 30, 2017 to the Prospectus dated February 29, 2016

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for the Payden Floating Rate Fund relating to Payden & Rygel, the investment adviser to the Fund, under the section entitled “Management.”

MANAGEMENT:

Investment Adviser. Payden & Rygel is the Fund’s investment adviser.

Portfolio Manager. Jordan Lopez, Chartered Financial Analyst, is a Senior Vice President and portfolio manager. Mr. Lopez has been with Payden since 2004.